UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA	90071

(Address of principal executive offices)	(Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:    213-625-2870

Date of fiscal year end:    October 31, 2006

Date of reporting period:    April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS

METZLER/PAYDEN

FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2006

•	President’s Letter

i	Management Discussion and Analysis

ii	Fund Expenses

1	Portfolio Highlights & Investments

5	Statements of Assets & Liabilities

6	Statements of Operations

7	Statements of Changes in Net Assets

8	Notes to Financial Statements

11	Financial Highlights

12	Trustees & Officers

Semi-Annual Report

Dear Shareholders

Welcome to the Metzler/Payden family of funds. Metzler/Payden LLC, the adviser to Metzler/Payden Funds, is a joint venture founded in 1998 between independent partners Metzler Bank in Frankfurt, and Payden & Rygel in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence, and to offering unbiased investment advice and service. As the European markets continue to grow, and more members join the European Union, Metzler/Payden Funds is one of a few mutual fund companies dedicated to offering equity investments in Europe.

Less than two decades ago countries in Central and Eastern Europe began a long and bumpy journey towards establishing free markets and democracy. The region’s politics, economies, and social interactions were changing, and walls were coming down, literally as well as figuratively. Just like the European Coal and Steel Community was formed in 1951 to ensure the shared use of resources, and decrease the odds of another world war, in 1989 countries that were previously considered enemies started on a path of integration and democratization that would diminish the possibility of a future conflict between them, while allowing for enhanced trade and labor mobility.

The path towards becoming a part of the European family has provided a natural pull for reforms, even if they failed to gather the support of the public at times. As a result, the region’s economic growth continues to excel, outpacing many other countries and regions. Inflation is largely in check, deficits are under control, and central banks work to balance inflation risk and growth by independently setting interest rates. Equity performance has reflected these strengths. Naturally, the process is not without difficulty, as countries like Turkey and Hungary have been slow to respond to mounting fiscal pressures. The larger picture, however, is positive and the long-term prospects for this region remain in place.

How has Western Europe fared in comparison? Germany, France, the U.K., and others have supported the integration of Eastern Europe, while facing their own economic and political issues. Despite the usual grim growth projections for the countries in Western Europe, though, the impetus for change has “infected” them as well, and the results are evident through positive equity performance, stronger than expected economic growth, and rising consumer confidence.

Making sense of the numerous changes in Eastern and Western Europe requires more than just cursory interest and basic newspaper coverage. On the quest for diversification into different asset classes, and among the world’s regions, Metzler/Payden offers the opportunity to invest in one of the world’s most dynamic regions through our European equity funds. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner

President

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned 37.58% for the six-month period ended April 30, 2006. The Fund’s benchmark, the Nomura Central and East European Index returned 40.03% for the same period.

The Fund’s strong absolute performance was due mainly to our exposure in the commodity and natural resource sectors, where the sustained oil, gas, and commodity rally had a positive effect on equity prices. Strong interest in emerging market stocks in general attracted significant cash inflows to the region, adding to realized performance, but also causing concern that volatility could be exaggerated in the future.

During the period we retained our exposure in Russian equities, represented primarily by energy stocks oil company Lukoil, and gas company Gazprom. After peaking in December, we reduced the Fund’s holdings in Polish stocks as the country’s political situation remained murky, and promises of future reforms were not convincing. Lower valuations in Hungary attracted us to this market, and we added to our exposure in major bank OTP and gas company Mol Magyar, which are among our main holdings. Our investments in the Czech Republic continue to be limited, given higher valuations in this country’s equity markets. We increased our holdings in Turkey, as last year’s market correction presented a good entry opportunity. We remained interested in Romania as well, as its strong growth and deeply discounted valuations presented a compelling long-term story.

The Metzler/Payden European Leaders Fund (MPYGX) (formerly the Metzler/Payden European Growth Fund) returned 26.98% for the six-month period ended April 30, 2006, beating its benchmark, the MSCI Europe Growth Index, which returned 20.63% over the same period. On April 3, 2006 the Fund’s benchmark was changed from MSCI Europe Growth Index to MSCI Europe Index, which returned 21.65% for the six-month period. The MSCI Europe Index is more broad based than the MSCI Europe Growth Index and better reflects the Funds principal investment strategies.

Stocks were propelled higher by a strong cyclical economic rebound in the Euro zone, increasing private consumption and solid corporate earnings. The German “ifo”-index, a key indicator of economic health measuring German business sentiment, rose in April to the highest level since the unification boom in the early 1990s; consumer confidence rose to the highest level since 2001. The sentiment of retail and construction companies showed the strongest improvement. However, money supply and inflation data could urge the European Central Bank (ECB) to continue hiking interest rates from the current level of 2.5%.

On the sector level, basic resources and oil & gas continued their good performance due to high oil and commodity prices. British Petroleum is our top holdings within the energy sector. In healthcare, our top holdings are British based GlaxoSmithKline and Swiss based Novartis, both with potential blockbuster drugs in the pipeline. German based SAP is the current top holding in the technology sector due to a strong corporate earnings outlook. The consumer staples, energy and healthcare sectors account for almost 50% of the Fund’s equity holdings.

Semi-Annual Report	i

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2006. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5, times $7.19 for the European Emerging Markets Fund yields $75.50 in expense for the period.

	Value November 1, 2005	Value April 30, 2006	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,375.80	37.58%	1.22%	$7.19
European Leaders	1,000.00	1,269.80	26.98%	1.21%	6.81

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (181/365 days) ended April 30, 2006 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2005	Value April 30, 2006	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,018.74	1.87%	1.22%	$6.11
European Leaders	1,000.00	1,018.79	1.88%	1.21%	6.06

ii	Metzler/Payden Funds

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging market countries.

Country Holdings - percent of value
Russia	37%
Poland	21%
Hungary	10%
Czech Republic	8%
Turkey	6%
Other	18%

Schedule of Investments - April 30, 2006

Shares	Security Description	Value (000)
Common Stocks (98%)
Consumer Discretionary (1%)
900,000	Compa S.A.	$435
110,000	Tofas Turk Otomobil Fabrikasi AS	353
85,000	Turk Sise ve Cam Fabrikalari AS	376

		1,164

Consumer Staples (2%)
18,500	BIM Birlesik Magazalar A.S.	721
25,000	Pyaterochka Holding NV (b)	476
25,000	Pyaterochka Holding NV - 144A (b) (c)	476

		1,673

Energy (35%)
130,000	Arawak Energy Corp. (b)	349
49,000	BMB Munai, Inc.	510
26,000	Burren Energy	465
120,000	Dragon Oil Plc (b)	425
64,200	Grupa Lotos SA	1,204
2,000	LUKOIL (EUR)	184
82,000	LUKOIL (USD)	7,429
24,100	MOL Magyar Olaj-es Gazipari Rt.	2,872
178,088	Oao Gazprom - Spon ADR	8,085
86,000	Polski Koncern Naftowy Orlen S.A.	1,796
31,800,000	Rompetrol Rafinare SA (b)	1,136
139,250	Sibir Energy plc (b)	1,391
29,000	Surgutneftegaz (USD)	2,523
1,500	Surgutneftegaz (EUR)	131

		28,500

Financial (22%)
1,325,000	Asigurarea Romaneasca - Asirom (b)	289
1,465,611	Banca Comerciala Carpatica Sibia (b)	333
797,336	Banca Transilvania	419
39,000	Bank Pekao SA	2,621
24,750	Bank Zachodni WBK S.A.	1,502
36,000	Erste Bank AG	2,186
8,650	Komercni Banka As	1,373
88,500	OTP Bank Rt.	3,438
138,900	PKO Bank Polski	1,749
108,000	Romanian Development Bank	675
1,105	Sberbank RF	1,994
111,500	Turkiye Is Bankasi	936

Shares	Security Description	Value (000)
126,000	Turkiye Vakiflar Bankasi T.A.O.	$796
6,000	Wiener Staedtische Allegemeine Versicherung	384

		18,695

Healthcare (3%)
5,800	EGIS Rt.	946
5,850	Gedeon Richter Rt.	1,263

		2,209

Industrial (6%)
81,175	Akcansa Cimento A.S.	620
67,500	Novopipetsk Steel	1,486
38,000	Opoczno SA (b)	413
36,317	Pannonplast Rt. (b)	521
500	Rulmentul Brasov S.A. (b)	1
66,000	Turbomechanica S.A.	431
88,000	Turk Demir Dokum Fabrikalari A.S.	786
45,000	Truk Traktor ve Ziraat Makineleri AS	616

		4,874

Materials (7%)
20,000	BorsodChem Rt.	227
76,000	KGHM Polska Miedz S.A.	2,790
22,250	Mining and Metallurgical Company Norilsk Nickel	2,937
6,500	Tisza Vegyi Kombinat RT (b)	159

		6,113

Technology (1%)
10,500	ComputerLand (b)	353
Telecommunication (15%)
47,500	AFK Sistema	1,164
93,000	Agora SA	1,356
49,000	AO VimpelCom - ADR	2,281
86,000	Cesky Telecom AS	1,890
130,000	Comstar United System (b)	955
100,000	Magyar Tavkozlesi Rt (Matav)	458
366,000	Telekomunikacja Polska SA	2,687
35,000	TVN SA (b)	1,096
7,000,000	Uralsvyszinform	291

		12,178

See notes to financial statements.

Semi-Annual Report	1

Shares	Security Description	Value (000)
Utilities (6%)
109,700	CEZ	$3,761
4,000	RAO Unified Energy System	308
15,500	Unified Energy System	1,194

		5,263

Total Common Stocks		81,022
Investment Company (3%)
2,646,678	Dreyfus Treasury Cash Management Fund	2,647

Total ( Cost - $71,561) (a) (101%)		83,669
Liabilities in excess of Other Assets (-1%)		(1,634)

Net Assets (100%)		$82,035

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$12,342
Unrealized depreciation	(234)

Net unrealized appreciation	$12,108

(b)	Non-income producing security

(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

See notes to financial statements.

2	Metzler/Payden Funds

The Fund seeks long-term capital appreciation by generally investing in growth stocks of issuers of any capitalization organized in Western European countries.

Country Holdings - percent of value
United Kingdom	30%
Switzerland	12%
France	9%
Germany	7%
Spain	6%
Other	36%

Schedule of Investments - April 30, 2006

Shares	Security Description	Value (000)
Common Stocks (88%)
Consumer Staples (15%)
2,000	Adecco SA	$124
2,500	Altadis Sa	119
1,800	DaimlerChrysler AG	99
1,200	Groupe Danone	150
1,250	Nutreco Holding NV	74
3,600	Oriflame Cosmetics SA	136
8,500	SABMiller Plc	179
23,500	Safilo SpA (b)	132
27,100	Serco Group Plc	166
19,000	Sportingbet Plc	146
11,200	Tate & Lyle PLC	113
6,900	Vedior NV	161

		1,599

Energy (14%)
200	Areva	151
13,600	BG Group Plc	183
40,000	BP Amoco Plc	493
2,600	Fuchs Petrolub AG	132
1,900	Petroleum Geo-Services ASA (b)	107
4,200	Saipem S.p.A.	105
8,000	Subsea 7 Inc. (b)	138
750	Total Fina SA	208

		1,517

Financial (8%)
750	Allianz AG	126
8,700	Azimut Holding SpA	107
14,900	Banca Intesa Spa	88
3,700	Banco De Sabadell SA	135
6,000	EFG International (b)	179
1,500	Raiffeisen International Bank-Holding AG	131
17,900	UniCredito Italiano Spa	135

		901

Healthcare (15%)
4,000	AstraZeneca Plc	221
16,500	GlaxoSmithKline Plc	468
6,600	Novartis Ag	378
1,900	Roche Holding AG	292
2,700	Sanofi Synthelabo SA	255

		1,614

Shares	Security Description	Value (000)
Industrial (10%)
1,000	Acciona S.A.	$172
2,000	Bouygues SA	109
15,500	British Aerospace	118
1,500	Groupe Bruxelles Lambert S.A.	170
4,000	Philips Electronics NV	138
1,000	Siemens AG	94
7,400	Tenaris Sa	167
4,900	Vestas Wind Systems A/S (b)	133

		1,101

Materials (7%)
3,000	Lonmin Plc	149
3,000	Rio Tinto Plc	165
100	Sika AG (b)	117
1,050	Syngenta AG (b)	146
1,100	voestalpine AG	161

		738

Technology (6%)
11,600	Infineon Technologies AG (b)	142
44,100	PartyGaming Plc	121
900	SAP AG	197
3,800	Silicon-On-Insulator Technologies (b)	124
13,700	Wolfson Microelectronics Plc (b)	118

		702

Telecommunication (10%)
67,700	Aegis Group plc	168
10,000	Nokia Oyj	228
8,300	SES Global	134
11,416	Telefonica S.A.	183
93,000	Vodafone Group Plc	220
6,600	Wolters Kluwer-Cva	172

		1,105

Utilities (3%)
12,200	British Energy Group PLC	147
5,600	Fortum Oyj	142

		289

Total Common Stocks		9,566
Investment Company (11%)
1,165,468	Dreyfus Treasury Cash Management Fund	1,165

Total ( Cost - $9,177) (a) (99%)		10,731
Other Assets, net of Liabilities (1%)		148

Net Assets (100%)		$10,879

Semi-Annual Report	3

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$1,564
Unrealized depreciation	(10)

Net unrealized appreciation	$1,554

(b)	Non-income producing securities

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
10	DJ Euro Stoxx 50	Jun ‘06	$478	$11

See notes to financial statements.

4	Metzler/Payden Funds

April 30, 2006

	European Emerging Markets Fund	European Leaders Fund
ASSETS:
Investments, at value (1)	$83,669,333	$10,730,774
Foreign cash (2)	56,700	11,137
Cash		56,060
Receivable for:
Interest and dividends	142,165	17,211
Futures		93
Investments sold	2,741,821	105,419
Forward currency contracts	1,360	225
Receivable from Advisor (Note 3)		7,634
Other assets	15,500	10,469

Total Assets	86,626,879	10,939,022

LIABILITIES:
Payable for:
Forward currency contracts	9,993
Futures		3,282
Investments purchased	4,402,059
Accrued expenses:
Investment advisery fees (Note 3)	20,724
Administration fees (Note 3)	6,744	946
Trustee fees and expenses	4,372	853
Other liabilities	147,958	54,820

Total Liabilities	4,591,850	59,901

NET ASSETS	$82,035,029	$10,879,121

NET ASSETS:
Paid in capital	$63,722,676	$8,527,414
Undistributed net investment income (loss)	(77,784)	31,241
Undistributed net realized gains (losses)	6,315,315	753,450
Net unrealized appreciation (depreciation) from:
Investments	12,107,949	1,564,651
Translation of assets and liabilities in foreign currencies	(33,127)	2,365

NET ASSETS	$82,035,029	$10,879,121

Outstanding shares of beneficial interest	2,756,794	600,277

NET ASSET VALUE:
Net asset value and redemption price per share	$29.76	$18.12

(1) Investments, at cost	$71,561,384	$9,176,675
(2) Foreign cash, at cost	$56,508	$10,940

See notes to financial statements.

Semi-Annual Report	5

Period ended April 30, 2006

	European Emerging Markets Fund	European Leaders Fund
INVESTMENT INCOME:
Interest income (Note 2)	$48,805	$6,998
Dividend income	193,564	76,309

Investment Income	242,369	83,307
EXPENSES:
Investment advisory fees (Note 3)	193,257	32,061
Administration fees (Note 3)	30,921	5,130
Custodian fees	103,988	12,019
Transfer agent fees	29,102	9,116
Registration	13,840	12,151
Trustee fees and expenses	28,910	6,970
Printing and mailing costs	12,499	2,379
Pricing	3,500	4,577
Legal fees	10,076	1,779
Accounting fees	20,276	20,276
Audit fees	16,211	16,171
Distribution fees	42,392	7,593
Other expenses	4,980	1,590

Gross Expenses	509,952	131,812
Custodian credits (Note 2)	(1,108)	(11)
Expense subsidy (Note 3)	(195,228)	(79,884)

Net Expenses	313,616	51,917

Net Investment Income (Loss)	(71,247)	31,390

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	6,728,427	777,651
Translation of assets and liabilities in foreign currencies	(198,738)	(17,983)
Change in net unrealized appreciation (depreciation) from:
Investments	10,335,265	1,335,122
Translation of assets and liabilities in foreign currencies	(31,609)	2,406
Futures		10,552

Net Realized and Unrealized Gains (Losses)	16,833,345	2,107,748

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,762,098	$2,139,138

See notes to financial statements.

6	Metzler/Payden Funds

Periods ended April 30, 2006 and October 31, 2005

	European Emerging Markets Fund		European Leaders Fund
	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(71,247)	$190,933	$31,390	$50,445
Net realized gains (losses) on investments	6,529,689	3,701,789	759,668	706,982
Change in net unrealized appreciation (depreciation)	10,303,656	1,021,081	1,348,080	57,360

Change in Net Assets Resulting from Operations	16,762,098	4,913,803	2,139,138	814,787

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,317)	(104,607)		(56,916)
Net realized gains from investments	(3,984,512)	(367,326)	(704,990)	(91,142)

Change in Net Assets from Distributions to Shareholders	(3,990,829)	(471,933)	(704,990)	(148,058)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	48,684,128	28,546,042	1,608,895	3,964,689
Reinvestment of distributions	3,844,449	469,033	703,839	146,318
Cost of fund shares redeemed	(14,290,438)	(7,317,209)	(254,018)	(584,662)
Redemption fees	6,988	9,552		5

Change in Net Assets from Capital Transactions	38,245,127	21,707,418	2,058,716	3,526,350

Total Change in Net Assets	51,016,396	26,149,288	3,492,864	4,193,079

NET ASSETS:
Beginning of period	31,018,633	4,869,345	7,386,257	3,193,178

End of period	$82,035,029	$31,018,633	$10,879,121	$7,386,257

Undistributed net investment income (loss)	$(77,784)	$78,027	$31,241	$(6,620)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,297,469	274,369	470,665	233,293

Shares sold	1,838,062	1,358,743	97,752	266,430
Shares issued in reinvestment of distributions	164,294	26,111	47,716	9,896
Shares redeemed	(543,031)	(361,754)	(15,856)	(38,954)

Change in shares outstanding	1,459,325	1,023,100	129,612	237,372

Outstanding shares at end of period	2,756,794	1,297,469	600,277	470,665

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	77,739,949		8,902,354
Sale of investments (excluding government)	45,521,817		7,486,789
Purchase of government securities	—		—
Sale of government securities	—		—

See notes to financial statements.

Semi-Annual Report	7

April 30, 2006

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The Funds terminated their initial sales charge at the time of purchase of up to 5.75% of the public offering price as of March 15, 2006. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract

8	Metzler/Payden Funds

was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 1.20% through February 28, 2006 at which time the limit was increased to 1.25% fixed for a one year term.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the

Semi-Annual Report	9

period. It is not recorded as liabilities in the statement of assets and liabilities. As of April 30, 2006, the deferred expense subsidy was $837,529 for the European Emerging Markets, and $523,759 for the European Leaders Funds.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

On March 15, 2006 the Funds terminated their plan pursuant to SEC Rule 12b-1 by which the Payden & Rygel Distributors received fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%. Payden & Rygel Distributors received no commission from the front-end sales charge for the period ended April 30, 2006.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.    Name Change

On April 3, 2006 the European Growth Fund changed its name to the European Leaders Fund.

10	Metzler/Payden Funds

For a share outstanding during the periods ended April 30, 2006 and October 31st

	European Emerging Markets Fund
	2006		2005	2004	2003 (1)
Net asset value — beginning of period	$23.91		$17.75	$13.47	$10.00

Income (loss) from investment activities:
Net investment income	(0.03)		0.21	0.09	0.09
Net realized and unrealized gains (losses)	8.35		7.27	5.55	3.38

Total from investment activities	8.32		7.48	5.64	3.47

Distributions to shareholders:
From net investment income			(0.12)	(0.04)
From net realized gains	(2.47)		(1.21)	(1.35)

Total distributions to shareholders	(2.47)		(1.33)	(1.39)	0.00

Proceeds from redemption fees	0.00		0.01	0.03	0.00

Net asset value — end of period	$29.76		$23.91	$17.75	$13.47

Total return	37.58	%(2)	44.91%	45.90%	34.69	%(2)

Ratios/supplemental data:
Net assets, end of period	$82,035,029		$31,018,633	$4,869,345	$1,533,264
Ratio of gross expense to average net assets	1.98	%(3)	3.07%	8.36%	21.19	%(3)
Ratio of net expense to average net assets	1.22	%(3)	1.20%	1.16%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	(1.04	%)(3)	(0.77%)	(6.27%)	(18.49	%)(3)
Ratio of net investment income to average net assets	(0.28	%)(3)	1.10%	0.93%	1.75	%(3)
Portfolio turnover rate	171	%(3)	178%	89%	141	%(3)

	European Leaders Fund
	2006		2005	2004	2003 (1)
Net asset value — beginning of period	$15.69		$13.69	$12.69	$10.00

Income (loss) from investment activities:
Net investment income	0.05		0.13	0.13	0.08
Net realized and unrealized gains (losses)	3.85		2.40	1.60	2.61

Total from investment activities	3.90		2.53	1.73	2.69

Distributions to shareholders:
From net investment income			(0.14)	(0.17)
From net realized gains	(1.47)		(0.39)	(0.56)

Total distributions to shareholders	(1.47)		(0.53)	(0.73)	0.00

Proceeds from redemption fees	0.00		0.00	0.00	0.00

Net asset value — end of period	$18.12		$15.69	$13.69	$12.69

Total return	26.98	%(2)	18.83%	13.78%	26.90	%(2)

Ratios/supplemental data:
Net assets, end of period	$10,879,121		$7,386,257	$3,193,178	$841,143
Ratio of gross expense to average net assets	3.08	%(3)	4.06%	10.63%	31.22	%(3)
Ratio of net expense to average net assets	1.21	%(3)	1.20%	1.15%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	(1.14	%)(3)	(1.98%)	(8.83%)	(29.05	%)(3)
Ratio of net investment income to average net assets	0.73	%(3)	0.88%	0.65%	1.22	%(3)
Portfolio turnover rate	198	%(3)	211%	193%	177	%(3)

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	11

Name and Address	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071

Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group; Director, BF&M, Ltd.

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisor Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KGaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

12	Metzler/Payden Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN FUNDS

European Emerging Markets Fund (MPYMX)

European Leaders Fund (MPYGX)

METZLER/PAYDEN FUNDS

333 South Grand Avenue, Los Angeles, California 90071

866 MP FUNDS 866 673 8637 metzlerpayden.com

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2006.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER
Scott J. Weiner Chairman and President

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Executive Vice President and Chief Financial Officer

Date: June 28, 2006